Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Detail) - Total carrying amount $ in Thousands	Dec. 31, 2023 MXN ($)
Disclosure Of Debt [Line Items]
Total	$ 1,794,470,357
2024
Disclosure Of Debt [Line Items]
Total	477,221,594
2025
Disclosure Of Debt [Line Items]
Total	115,915,343
2026
Disclosure Of Debt [Line Items]
Total	177,380,059
2027
Disclosure Of Debt [Line Items]
Total	128,553,270
2028
Disclosure Of Debt [Line Items]
Total	85,575,793
2029 and thereafter
Disclosure Of Debt [Line Items]
Total	$ 809,824,298